Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Amortized cost of mortgage-backed and related securities	$ 19,586	$ 32,036
Amortized cost of other marketable securities	$ 105,700	$ 118,631
Serial preferred stock, par value	$ 0.01	$ 0.01
Serial preferred stock, shares authorized	500,000	500,000
Serial preferred stock, shares issued	26,000	26,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	11,000,000	11,000,000
Common stock, shares issued	9,128,662	9,128,662
Treasury stock, shares	4,740,711	4,818,263